DEPOSITS (Details Narrative) $ in Thousands	1 Months Ended		3 Months Ended		12 Months Ended
	Apr. 30, 2025 USD ($)	Jan. 31, 2025 USD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2025 USD ($) Integer	Dec. 31, 2024 USD ($) Integer	Dec. 31, 2022 USD ($) Integer
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for deposits	$ 12,000
Increase decrease in deposit assets					$ (8,237)	$ (4,325)
Gulfstream Aerospace LP [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase obligation | Integer					4	4
Deposits assets					$ 48,000	$ 48,000
Payments for deposits		$ 12,000		$ 12,000
Increase decrease in deposit assets			$ 9,000
Purchase Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase obligation | Integer							4
Purchase obligation							$ 79,000
Purchase obligation prepayments						9,000
Line of credit						$ 9,000